Convertible Notes Payable - Schedule of Convertible Notes Payable (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Convertible Notes Payable [Abstract]
Total convertible notes payable	¥ 184,735,532	$ 26,282,656	¥ 109,119,912